AMERICAN INDEPENDENCE FUNDS TRUST II

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

August 13, 2013	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust II (the “Registrant” or “Trust”)
Form N-1A Filing
SEC File Numbers: 811-; 333-

Mr. Grzeskiewicz:

Accompanying this letter for filing pursuant to Rule N-1A of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, is the initial Registration Statement of the newly created Registrant with respect to initial series of the Trust, the American Independence MAR Tactical Conservative Growth Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

The purpose of this filing is to establish the registration of shares of the Trust.  Please contact the undersigned at (646) 747-3477 should you have any questions regarding this filing.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin

President, American Independence Funds Trust II

enclosure